Financial Risk Management - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 633,125	[1]	₩ 615,600
Debentures	8,213,904	[1]	8,511,280
Assets	7,975,070		7,488,373
Financial liabilities	13,996,145		15,913,626
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	1,167,553		748,582
Derivative hedging instruments	201,262		270,797
FVOCI	3,025,988		1,739,133
Assets	4,394,803		2,758,512
FVTPL	5,782		2,689
Derivative hedging instruments	621		748
Financial liabilities	6,403		3,437
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	634,241		619,325
Debentures	8,183,670		8,582,255
Long-term payables – other	553,807		930,604
Financial liabilities	9,371,718		10,132,184
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	1,167,553		748,582
Derivative hedging instruments	201,262		270,797
FVOCI	3,025,988		1,739,133
Assets	4,394,803		2,758,512
FVTPL	5,782		2,689
Derivative hedging instruments	621		748
Financial liabilities	6,403		3,437
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	633,125		615,600
Debentures	8,213,904		8,511,280
Long-term payables – other	547,961		907,720
Financial liabilities	9,394,990		10,034,600
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	0		0
Derivative hedging instruments	0		0
FVOCI	966,666		1,088,578
Assets	966,666		1,088,578
FVTPL	0		0
Derivative hedging instruments	0		0
Financial liabilities	0		0
Level 1 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0		0
Debentures	0		0
Long-term payables – other	0		0
Financial liabilities	0		0
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	896,085		539,481
Derivative hedging instruments	201,262		270,797
FVOCI	0		171,967
Assets	1,097,347		982,245
FVTPL	26		0
Derivative hedging instruments	621		748
Financial liabilities	647		748
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	634,241		619,325
Debentures	8,183,670		8,582,255
Long-term payables – other	553,807		930,604
Financial liabilities	9,371,718		10,132,184
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	271,468		209,101
Derivative hedging instruments	0		0
FVOCI	2,059,322		478,588
Assets	2,330,790		687,689
FVTPL	5,756		2,689
Derivative hedging instruments	0		0
Financial liabilities	5,756		2,689
Level 3 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0		0
Debentures	0		0
Long-term payables – other	0		0
Financial liabilities	₩ 0		₩ 0

[1]	The contractual cash flow is amount that includes interest payables